BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
BORROWINGS
Schedule of bank borrowings

	December 31,	December 31,
	2024	2025
Short-term borrowings related to project assets (1)	$455,166	$843,129
Other short-term borrowings	1,418,140	1,545,908
Total short-term borrowings	1,873,306	2,389,037
Long-term borrowings related to project assets	702,077	665,365
Other long-term borrowings	2,029,466	2,955,867
Total long-term borrowings	2,731,543	3,621,232
Total borrowings	$4,604,849	$6,010,269

Non-recourse short-term borrowings	$412,962	$601,542
Non-recourse long-term borrowings	584,472	1,566,943
Total non-recourse borrowings	$997,434	$2,168,485
(1)	Includes the current portion of long-term borrowings classified as current liabilities because these borrowings relate to project assets expected to be sold within one year.

Schedule of future principal repayments on the long-term borrowings

Year Ending December 31,
2026	$2,389,037
2027	1,685,215
2028	997,513
2029	229,296
2030	347,378
Thereafter	361,830
Total	$6,010,269

Schedule of weighted average effective interest rates on borrowings

	December 31,	December 31,
	2024	2025
Short-term borrowings	3.1%	3.3%
Long-term borrowings	5.4%	5.2%

Schedule of interest incurred

	Years Ended December 31,
	2023	2024	2025
Interest expense	$114,099	$137,468	$178,166
Interest capitalized:
Project assets	27,676	38,456	64,201
Solar power and battery energy storage systems	33,097	70,487	42,812
Property, plant and equipment	963	—	—
Total interest costs	$175,835	$246,411	$285,179